Note 3 - Investment Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2012
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$24,485	$566	(91)	$24,960
Obligations of states and political subdivisions:
Taxable	6,888	738	-	7,626
Tax-exempt	80,391	4,683	(104)	84,970
Mortgage-backed securities in government-sponsored entities	69,238	1,929	(65)	71,102
Private-label mortgage-backed securities	4,553	511	-	5,064
Total debt securities	185,555	8,427	(260)	193,722
Equity securities in financial institutions	750	-	-	750
Total	$186,305	$8,427	$(260)	$194,472
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$31,520	$427	$(14)	$31,933
Obligations of states and political subdivisions:
Taxable	8,207	766	-	8,973
Tax-exempt	75,807	3,681	(61)	79,427
Mortgage-backed securities in government-sponsored entities	63,808	1,819	(54)	65,573
Private-label mortgage-backed securities	7,005	411	(95)	7,321
Total debt securities	186,347	7,104	(224)	193,227
Equity securities in financial institutions	750	-	-	750
Total	$187,097	$7,104	$(224)	$193,977

Investments Classified by Contractual Maturity Date [Table Text Block]
(Dollar amounts in thousands)	Amortized Cost	Fair Value

Due in one year or less	$2,179	$2,239
Due after one year through five years	5,555	5,870
Due after five years through ten years	22,310	23,240
Due after ten years	155,511	162,373

Total	$185,555	$193,722

Realized Gain (Loss) on Investments [Table Text Block]
	2012	2011	2010
Proceeds from sales	$32,985	24,127	5,874
Gross realized gains	704	830	74
Gross realized losses	(94)	(809)	(29)
Impairment losses	-	(194)	(34)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2012
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$9,938	$(91)	$-	$-	$9,938	$(91)
Obligations of states and political subdivisions	9,240	(104)	-	-	9,240	(104)
Mortgage-backed securities in government-sponsored entities	12,353	(65)	-	-	12,353	(65)
Total	$31,531	$(260)	$-	$-	$31,531	$(260)
	December 31, 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$1,986	$(14)	$-	$-	$1,986	$(14)
Obligations of states and political subdivisions	2,707	(40)	919	(21)	3,626	(61)
Mortgage-backed securities in government-sponsored entities	8,992	(54)	-	-	8,992	(54)
Private-label mortgage-backed securities	1,628	(42)	398	(53)	2,026	(95)
Total	$15,313	$(150)	$1,317	$(74)	$16,630	$(224)